UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment []; Amendment Number:
   This Amendment (Check only one):     []is a restatement.
                                        []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marvin & Palmer Associates, Inc.
Address:          1201 N. Market Street
                  Suite 2300
                  Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Karen T. Buckley
Title:            Chief Financial Officer - Principal
Phone:            (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley            Wilmington, Delaware               May 10, 2005

Report Type (Check only one.):

[] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number   Name

     28-1190                Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  185

Form 13F Information Table Value Total:  $2,546,108
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number    Name

     1     28-1157                 CIGNA Corporation
     2     28-10076                Okabena Investment Services, Inc.


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        Column 1             Column 2  Column 3   Column 4  Column 5    Column 6     Column 7               Column 8

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     NAME OF ISSUER           TITLE      CUSIP     VALUE     SHRS OR   INVESTMENT     OTHER
                               OF                 (x$1000)   SH/PUT/   DISCRETION    MANAGERS          VOTING AUTHORITY
                              CLASS                          PRN AMT                           -------------------------------------
                                                            PRN CALL                              SOLE       SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems                    COM   00724F101      $181      2,700         Sole       1        2,700
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems                    COM   00724F101   $47,556    708,000         Sole              708,000
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems                    COM   00724F101    $6,865    102,200         Sole                                      102,200
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AES Corporation                  COM   00130H105       $84      5,100         Sole       1        5,100
------------------------------------------------------------------------------------------------------------------------------------
AES Corporation                  COM   00130H105   $19,761  1,206,400         Sole            1,206,400
------------------------------------------------------------------------------------------------------------------------------------
AES Corporation                  COM   00130H105    $1,807    110,300         Sole                                      110,300
------------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc                       COM   00817Y108   $17,483    233,260         Sole              233,260
------------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc                       COM   00817Y108      $974     13,000         Sole                                       13,000
------------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc.                      COM   00817Y108       $45        600         Sole       1          600
------------------------------------------------------------------------------------------------------------------------------------
Air Products and Chemicals       COM   009158106      $146      2,300         Sole       1        2,300
------------------------------------------------------------------------------------------------------------------------------------
Air Products and Chemicals       COM   009158106   $33,056    522,300         Sole              522,300
------------------------------------------------------------------------------------------------------------------------------------
Air Products and Chemicals       COM   009158106    $3,070     48,500         Sole                                       48,500
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR             COM   02364W105       $46        900         Sole       1          900
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR             ADR   02364W105      $630     12,200         Sole       2       12,200
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR             ADR   02364W105   $36,667    710,600         Sole              710,600
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR             ADR   02364W105   $18,566    359,800         Sole                                      359,800
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer Inc               COM   037833100      $350      8,400         Sole       1        8,400
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.             COM   037833100   $73,242  1,757,660         Sole            1,757,660
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.             COM   037833100   $11,205    268,900         Sole                                      268,900
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corporation      COM   060505104      $110      2,500         Sole       1        2,500
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corporation      COM   060505104   $29,910    678,230         Sole              678,230
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corporation      COM   060505104    $2,104     47,700         Sole                                       47,700
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies Inc       COM   073902108      $130      1,300         Sole       1        1,300
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies, Inc.     COM   073902108   $33,397    334,300         Sole              334,300
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies, Inc.     COM   073902108    $3,516     35,200         Sole                                       35,200
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.                 COM   149123101      $302      3,300         Sole       1        3,300
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                COM   149123101   $81,464    890,900         Sole              890,900
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                COM   149123101    $9,126     99,800         Sole                                       99,800
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corporation    COM   165167107       $75      3,400         Sole       1        3,400
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corporation    COM   165167107   $15,233    694,300         Sole              694,300
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


------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corporation    COM   165167107    $1,428     65,100         Sole                                       65,100
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corporation        COM   166764100       $70      1,200         Sole       1        1,200
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corporation        COM   166764100   $29,102    499,086         Sole              499,086
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corporation        COM   166764100    $1,353     23,200         Sole                                       23,200
------------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange      COM   167760107      $175        900         Sole       1          900
------------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange      COM   167760107   $30,909    159,300         Sole              159,300
------------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange      COM   167760107    $5,278     27,200         Sole                                       27,200
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR      ADR   204412209       $66      2,100         Sole       1        2,100
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR      ADR   204412209      $585     18,500         Sole       2       18,500
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR      ADR   204412209   $45,063  1,425,600         Sole            1,425,600
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR      ADR   204412209   $29,432    931,100         Sole                                      931,100
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR      ADR   204412100      $335     12,600         Sole               12,600
Pref Shares
------------------------------------------------------------------------------------------------------------------------------------
Coach, Inc.                      COM   189754104      $108      1,900         Sole       1        1,900
------------------------------------------------------------------------------------------------------------------------------------
Coach, Inc.                      COM   189754104   $27,785    490,648         Sole              490,648
------------------------------------------------------------------------------------------------------------------------------------
Coach, Inc.                      COM   189754104    $2,305     40,700         Sole                                       40,700
------------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions   COM   192446102       $60      1,300         Sole       1        1,300
------------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions   COM   192446102   $14,687    317,900         Sole              317,900
------------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions   COM   192446102    $1,220     26,400         Sole                                       26,400
------------------------------------------------------------------------------------------------------------------------------------
Comcast Class A Special          COM   20030N200   $56,196  1,680,500         Sole            1,680,500
------------------------------------------------------------------------------------------------------------------------------------
Comcast Class A Special          COM   20030N200    $4,013    120,000         Sole                                      120,000
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp Class A Special     COM   20030N200      $221      6,600         Sole       1        6,600
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                   COM   20825C104      $421      3,900         Sole       1        3,900
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                   COM   20825C104   $89,755    832,300         Sole              832,300
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                   COM   20825C104    $8,250     76,500         Sole                                       76,500
------------------------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc.       COM   21036P108      $100      1,900         Sole       1        1,900
------------------------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc.       COM   21036P108   $20,054    379,300         Sole              379,300
------------------------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc.       COM   21036P108    $1,872     35,400         Sole                                       35,400
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp                         COM   126650100      $132      2,500         Sole       1        2,500
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                        COM   126650100   $39,598    752,531         Sole              752,531
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                        COM   126650100    $3,489     66,300         Sole                                       66,300
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation              COM   235851102       $59      1,100         Sole       1        1,100
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation              COM   235851102   $16,455    308,083         Sole              308,083
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation              COM   235851102    $1,196     22,400         Sole                                       22,400
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Company             COM   260543103      $289      5,800         Sole       1        5,800
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Company             COM   260543103   $68,130  1,366,700         Sole            1,366,700
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Company             COM   260543103    $5,563    111,600         Sole                                      111,600
------------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                       COM   278642103    $2,407     64,600         Sole               64,600
------------------------------------------------------------------------------------------------------------------------------------
EnCana Corp                      COM   292505104      $317      4,500         Sole                4,500
------------------------------------------------------------------------------------------------------------------------------------
EnCana Corp                      COM   292505104    $7,042    100,000         Sole                                      100,000
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation               COM   30161N101      $106      2,300         Sole       1        2,300
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation               COM   30161N101   $26,919    586,600         Sole              586,600
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation               COM   30161N101    $2,033     44,300         Sole                                       44,300
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                 COM   30231G102   $67,820  1,137,924         Sole            1,137,924
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                 COM   30231G102    $5,030     84,400         Sole                                       84,400
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corporation          COM   30231G102      $286      4,800         Sole       1        4,800
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corporation                COM   31428X106      $225      2,400         Sole       1        2,400
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corporation                COM   31428X106   $62,312    663,250         Sole              663,250
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corporation                COM   31428X106    $4,763     50,700         Sole                                       50,700
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR     ADR   344419106   $22,577    421,600         Sole              421,600
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR     ADR   344419106   $12,643    236,100         Sole                                      236,100
------------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                  COM   302571104      $112      2,800         Sole       1        2,800
------------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                  COM   302571104   $24,483    609,800         Sole              609,800
------------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                  COM   302571104    $2,180     54,300         Sole                                       54,300
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                 COM   369550108       $64        600         Sole       1          600
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                 COM   369550108   $15,271    142,650         Sole              142,650
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                 COM   369550108    $4,518     42,200         Sole                                       42,200
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc          COM   38141G104      $121      1,100         Sole       1        1,100
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.        COM   38141G104   $28,762    261,500         Sole              261,500
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.        COM   38141G104    $2,486     22,600         Sole                                       22,600
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.              ADR   40049J206   $31,552    536,600         Sole              536,600
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.              ADR   40049J206   $18,269    310,700         Sole                                      310,700
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A. ADR          ADR   40049J206       $53        900         Sole       1          900
------------------------------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd. ADR               ADR   40415F101    $4,506    107,200         Sole              107,200
------------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                   ADR   45104G104   $21,642  1,044,500         Sole            1,044,500
------------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                   ADR   45104G104   $13,773    664,700         Sole                                      664,700
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR         ADR   456788108   $12,251    166,164         Sole              166,164
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR         ADR   456788108    $7,653    103,800         Sole                                      103,800
------------------------------------------------------------------------------------------------------------------------------------
J. C. Penney Company, Inc.       COM   708160106       $93      1,800         Sole       1        1,800
------------------------------------------------------------------------------------------------------------------------------------
J. C. Penney Company, Inc.       COM   708160106   $22,975    442,500         Sole              442,500
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
J. C. Penney Company, Inc.       COM   708160106    $1,781     34,300         Sole                                       34,300
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                COM   478160104      $128      1,900         Sole       1        1,900
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                COM   478160104   $36,081    537,236         Sole              537,236
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                COM   478160104    $3,029     45,100         Sole                                       45,100
------------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank ADR                 ADR   50049M109    $1,156     25,900         Sole               25,900
------------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank ADR                 ADR   50049M109    $1,701     38,100         Sole                                       38,100
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings      COM   502424104      $227      3,200         Sole       1        3,200
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings      COM   502424104   $49,429    695,992         Sole              695,992
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings      COM   502424104    $4,361     61,400         Sole                                       61,400
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc                   COM   524901105      $211      2,700         Sole       1        2,700
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                 COM   524901105   $47,751    611,100         Sole              611,100
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                 COM   524901105    $4,055     51,900         Sole                                       51,900
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc     COM   524908100      $311      3,300         Sole       1        3,300
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.   COM   524908100   $76,114    808,350         Sole              808,350
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.   COM   524908100    $9,830    104,400         Sole                                      104,400
------------------------------------------------------------------------------------------------------------------------------------
Longview Fibre Company           COM   543213102       $43      2,300         Sole                2,300
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Lowe's Companies                 COM   548661107      $251      4,400         Sole       1        4,400
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                 COM   548661107   $51,020    893,668         Sole              893,668
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                 COM   548661107    $6,759    118,400         Sole                                      118,400
------------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc.     COM   571903202      $214      3,200         Sole       1        3,200
------------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc.     COM   571903202   $54,855    820,450         Sole              820,450
------------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc.     COM   571903202    $4,139     61,900         Sole                                       61,900
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Masco Corporation                COM   574599106      $146      4,200         Sole       1        4,200
------------------------------------------------------------------------------------------------------------------------------------
Masco Corporation                COM   574599106   $38,803  1,119,208         Sole            1,119,208
------------------------------------------------------------------------------------------------------------------------------------
Masco Corporation                COM   574599106    $2,406     69,400         Sole                                       69,400
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Medtronic                        COM   585055106       $76      1,500         Sole       1        1,500
------------------------------------------------------------------------------------------------------------------------------------
Medtronic                        COM   585055106   $35,665    700,000         Sole              700,000
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Medtronic                        COM   585055106    $6,353    124,700         Sole                                      124,700
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Mobile Telesystems ADR           ADR   607409109    $1,971     56,000         Sole               56,000
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Monsanto Company                 COM   61166W101       $84      1,300         Sole       1        1,300
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                 COM   61166W101   $20,785    322,247         Sole              322,247
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                 COM   61166W101    $1,593     24,700         Sole                                       24,700
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B               COM   654106103      $117      1,400         Sole       1        1,400
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B               COM   654106103   $31,974    383,791         Sole              383,791
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B               COM   654106103    $1,999     24,000         Sole                                       24,000
------------------------------------------------------------------------------------------------------------------------------------
Noble Corporation                COM   G65422100       $79      1,400         Sole       1        1,400
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

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Noble Corporation                COM   G65422100   $18,172    323,286         Sole              323,286
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Nordstrom, Inc.                  COM   655664100       $44        800         Sole       1          800
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Nordstrom, Inc.                  COM   655664100   $20,873    376,900         Sole              376,900
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Nordstrom, Inc.                  COM   655664100    $1,800     32,500         Sole                                       32,500
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Nucor Corporation                COM   670346105      $190      3,300         Sole       1        3,300
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corporation                COM   670346105      $104      1,800         Sole                1,800
------------------------------------------------------------------------------------------------------------------------------------
Patterson Companies, Inc.        COM   703395103      $125      2,500         Sole       1        2,500
------------------------------------------------------------------------------------------------------------------------------------
Patterson Companies, Inc.        COM   703395103   $30,040    601,400         Sole              601,400
------------------------------------------------------------------------------------------------------------------------------------
Patterson Companies, Inc.        COM   703395103    $2,567     51,400         Sole                                       51,400
------------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corporation       COM   704549104       $83      1,800         Sole       1        1,800
------------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corporation       COM   704549104   $21,659    467,200         Sole              467,200
------------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corporation       COM   704549104    $1,697     36,600         Sole                                       36,600
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Petroleo Brasileiro ADR          ADR   71654V408   $34,606    783,300         Sole              783,300
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Petroleo Brasileiro ADR          ADR   71654V408   $17,592    398,200         Sole                                      398,200
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POSCO-ADR                        ADR   693483109      $597     12,100         Sole               12,100
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POSCO-ADR                        ADR   693483109      $982     19,900         Sole                                       19,900
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Praxair, Inc.                    COM   74005P104      $144      3,000         Sole       1        3,000
------------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                    COM   74005P104   $36,009    752,390         Sole              752,390
------------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                    COM   74005P104    $3,092     64,600         Sole                                       64,600
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Prudential Financial, Inc.       COM   744320102   $15,997    278,700         Sole              278,700
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.       COM   744320102    $1,286     22,400         Sole                                       22,400
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Quest Diagnostics, Inc.          COM   74834L100      $179      1,700         Sole       1        1,700
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.          COM   74834L100   $74,693    710,478         Sole              710,478
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.          COM   74834L100    $5,530     52,600         Sole                                       52,600
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Rockwell Automation Inc          COM   773903109       $91      1,600         Sole       1        1,600
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation Inc          COM   773903109   $20,991    370,600         Sole              370,600
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation Inc          COM   773903109    $1,773     31,300         Sole                                       31,300
------------------------------------------------------------------------------------------------------------------------------------
Satyam Computers Services ADR    ADR   804098101    $4,915    210,400         Sole              210,400
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts        COM   85590A203      $156      2,600         Sole       1        2,600
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts        COM   85590A203   $32,226    536,836         Sole              536,836
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts        COM   85590A203    $2,929     48,800         Sole                                       48,800
------------------------------------------------------------------------------------------------------------------------------------
Target                           COM   87612E106      $230      4,600         Sole       1        4,600
------------------------------------------------------------------------------------------------------------------------------------
Target                           COM   87612E106   $61,939  1,238,275         Sole            1,238,275
------------------------------------------------------------------------------------------------------------------------------------
Target                           COM   87612E106    $4,397     87,900         Sole                                       87,900
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.         COM   91324P102  $108,366  1,136,145         Sole            1,136,145
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.         COM   91324P102    $9,347     98,000         Sole                                       98,000
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.         COM   91324P102      $486      5,100         Sole       1        5,100
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corporation             COM   929903102   $26,886    528,100         Sole              528,100
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corporation             COM   929903102    $2,591     50,900         Sole                                       50,900
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Company                 COM   931422109      $124      2,800         Sole       1        2,800
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Company                 COM   931422109   $31,805    716,000         Sole              716,000
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Company                 COM   931422109    $2,354     53,000         Sole                                       53,000
------------------------------------------------------------------------------------------------------------------------------------
Wellpoint Inc.                   COM   94973V107   $24,142    192,600         Sole              192,600
------------------------------------------------------------------------------------------------------------------------------------
Wellpoint Inc.                   COM   94973V107    $1,918     15,300         Sole                                       15,300
------------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                      COM   984332106      $193      5,700         Sole       1        5,700
------------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                      COM   984332106   $24,658    727,377         Sole              727,377
------------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                      COM   984332106    $1,966     58,000         Sole                                       58,000
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                COM   988498101       $57      1,100         Sole       1        1,100
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                COM   988498101   $18,657    360,100         Sole              360,100
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                COM   988498101    $1,254     24,200         Sole                                       24,200
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